Document and Entity Information	Apr. 30, 2021
Document and Entity Information [Abstract]
Document Type	8-K/A
Document Period End Date	Apr. 30, 2021
Entity File Number	0-23357
Entity Registrant Name	INOTIV, INC.
Entity Incorporation, State or Country Code	IN
Entity Tax Identification Number	35-1345024
Entity Address State Or Province	IN
Entity Address, Address Line One	2701 KENT AVENUE
Entity Address, City or Town	WEST LAFAYETTE
Entity Address, Postal Zip Code	47906-1382
City Area Code	765
Local Phone Number	463-4527
Title of 12(b) Security	Common Shares
Trading Symbol	NOTV
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000720154
Amendment Flag	false